UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2013

Date of reporting period: January 31, 2013

____________________

ITEM 1. REPORT TO STOCKHOLDERS

DAVIS NEW YORK VENTURE FUND	Table of Contents

Shareholder Letter	2

Management’s Discussion of Fund Performance	3

Fund Overview	5

Expense Example	6

Schedule of Investments	8

Statement of Assets and Liabilities	13

Statement of Operations	15

Statements of Changes in Net Assets	16

Notes to Financial Statements	17

Financial Highlights	25

Privacy Notice and Householding	27

Directors and Officers	28

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis New York Venture Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis New York Venture Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279, (ii) on the Fund’s website at www.davisfunds.com, and (iii) on the SEC’s website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Fund’s website at www.davisfunds.com, and on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS NEW YORK VENTURE FUND	Shareholder Letter

Dear Fellow Shareholder,

As stewards of our customers’ savings, the management team and Directors of Davis New York Venture Fund recognize the importance of candid, thorough, and regular communication with our shareholders. In our Annual and Semi-Annual Reports we include all of the required quantitative information such as financial statements, detailed footnotes, performance reports, fund holdings, and performance attribution.

In addition, we produce a Manager Commentary. In this commentary, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Manager Commentary either on our website, www.davisfunds.com, or by calling 1-800-279-0279.

We thank you for your continued trust.  We will do our best to earn it in the years ahead.

Sincerely,

Christopher C. Davis	Kenneth C. Feinberg
President & Portfolio Manager	Portfolio Manager

March 1, 2013

DAVIS NEW YORK VENTURE FUND	Management’s Discussion of Fund Performance

Performance Overview

Davis New York Venture Fund’s Class A shares delivered a total return on net asset value of 11.74% for the six-month period ended January 31, 2013. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 9.91%. The sectors1 within the Index that turned in the strongest performance over the six-month period were Financials and Consumer Discretionary. The sectors that turned in the weakest performance over the six-month period were Telecommunication Services and Utilities.

Factors Impacting the Fund’s Performance

The Fund had more invested in Financial companies than in any other sector over the six-month period. Financial companies were the most important contributor2 to the Fund’s absolute performance, but detracted from performance relative to the Index. The Fund’s Financial companies under-performed the corresponding sector within the Index, but benefited from having a higher relative average weighting in this stronger performing sector. Bank of New York Mellon3, Berkshire Hathaway, Progressive, and Wells Fargo were among the most important contributors to performance. Hang Lung Group was among the most important detractors from performance.

Information Technology companies were the most important contributor to the Fund’s relative performance. The Fund’s Information Technology companies out-performed the corresponding sector within the Index and benefited from having a lower relative average weighting in this weaker performing sector. Google was among the most important contributors to performance. Intel, Microsoft, Activision Blizzard, and Hewlett-Packard were among the most important detractors from performance.

Consumer Discretionary companies contributed to the Fund’s performance. The Fund’s Consumer Discretionary companies out-performed the corresponding sector within the Index, but had a lower relative average weighting in this stronger performing sector. Netflix and CarMax were among the most important contributors to performance. Bed Bath & Beyond, Groupon, and Li & Fung were among the most important detractors from performance. The Fund no longer owns Li & Fung.

Consumer Staple companies were another important contributor to the Fund’s performance. The Fund’s Consumer Staple companies out-performed the corresponding sector within the Index and had a higher relative average weighting. Costco Wholesale and CVS Caremark were among the most important contributors to performance. Coca-Cola was among the most important detractors from performance.

Health Care companies were an important detractor from the Fund’s performance. The Fund’s Health Care companies under-performed the corresponding sector within the Index and had a lower relative average weighting. Express Scripts Holding was among the most important detractors from performance.

The Fund had approximately 16% of its net assets invested in foreign companies at January 31, 2013. As a whole, those companies under-performed the domestic companies held by the Fund.

Davis New York Venture Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis New York Venture Fund’s principal risks are: stock market risk, manager risk, common stock risk, financial services risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, headline risk, and fees and expenses risk. See the prospectus for a full description of each risk.

1     The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2     A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3     This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS NEW YORK VENTURE FUND	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis New York Venture Fund Class A versus the
Standard & Poor’s 500® Index over 10 years for an investment made on January 31, 2003

Average Annual Total Return for periods ended January 31, 2013

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Inception	Inception Date	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	14.36%	1.22%	7.54%	11.64%	02/17/69	0.88%	0.88%
Class A - with sales charge	8.93%	0.24%	7.01%	11.51%	02/17/69	0.88%	0.88%
Class B†, **	9.33%	(0.06)%	6.93%	9.28%	12/01/94	1.82%	1.82%
Class C**	12.51%	0.43%	6.70%	8.67%	12/20/94	1.67%	1.67%
Class R	14.07%	0.87%	NA	5.86%	08/20/03	1.20%	1.20%
Class Y	14.66%	1.48%	7.84%	7.77%	10/02/96	0.64%	0.64%
S&P 500® Index***	16.78%	3.97%	7.93%	9.64%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis New York Venture Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

†Because Class B shares automatically convert to Class A shares after 7 years, the “10-Year” and “Since Inception” returns for Class B reflect Class A performance for the period after conversion.

**Includes any applicable contingent deferred sales charge.

***Inception return is from 02/17/69.

DAVIS NEW YORK VENTURE FUND	Fund Overview
January 31, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 01/31/13 Net Assets)		(% of 01/31/13 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	82.12%	Diversified Financials	18.64%	6.69%
Common Stock (Foreign)	15.66%	Insurance	14.55%	4.12%
Corporate Bonds (Foreign)	0.04%	Information Technology	10.06%	18.38%
Short-Term Investments	2.59%	Food & Staples Retailing	8.98%	2.34%
Other Assets & Liabilities	(0.41)%	Materials	8.82%	3.57%
	100.00%	Energy	8.29%	11.26%
		Retailing	7.03%	4.22%
		Banks	5.37%	2.81%
		Food, Beverage & Tobacco	4.49%	5.94%
		Health Care	3.50%	12.27%
		Transportation	2.83%	1.67%
		Media	2.16%	3.45%
		Capital Goods	1.85%	7.83%
		Other	1.43%	12.56%
		Real Estate	1.17%	2.21%
		Commercial & Professional Services	0.83%	0.68%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 01/31/13 Net Assets)

Bank of New York Mellon Corp.	Capital Markets	6.63%
CVS Caremark Corp.	Food & Staples Retailing	5.49%
American Express Co.	Consumer Finance	5.34%
Wells Fargo & Co.	Commercial Banks	5.25%
Google Inc., Class A	Software & Services	5.03%
Berkshire Hathaway Inc., Class A	Property & Casualty Insurance	4.63%
Bed Bath & Beyond Inc.	Retailing	3.46%
Costco Wholesale Corp.	Food & Staples Retailing	2.91%
Canadian Natural Resources Ltd.	Energy	2.85%
Monsanto Co.	Materials	2.81%

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is for the six-month period ended January 31, 2013.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS NEW YORK VENTURE FUND	Expense Example (Unaudited) – (Continued)

	Beginning Account Value (08/01/12)	Ending Account Value (01/31/13)	Expenses Paid During Period* (08/01/12-01/31/13)

Class A (annualized expense ratio 0.88%**)
Actual	$1,000.00	$1,117.41	$4.70
Hypothetical	$1,000.00	$1,020.77	$4.48
Class B (annualized expense ratio 1.82%**)
Actual	$1,000.00	$1,112.15	$9.69
Hypothetical	$1,000.00	$1,016.03	$9.25
Class C (annualized expense ratio 1.67%**)
Actual	$1,000.00	$1,113.38	$8.90
Hypothetical	$1,000.00	$1,016.79	$8.49
Class R (annualized expense ratio 1.20%**)
Actual	$1,000.00	$1,115.89	$6.40
Hypothetical	$1,000.00	$1,019.16	$6.11
Class Y (annualized expense ratio 0.64%**)
Actual	$1,000.00	$1,118.97	$3.42
Hypothetical	$1,000.00	$1,021.98	$3.26

Hypothetical assumes 5% annual return before expenses.
*Expenses are equal to each Class's annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).
**The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
January 31, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (97.78%)
CONSUMER DISCRETIONARY – (9.97%)
Automobiles & Components – (0.45%)
Harley-Davidson, Inc.	1,737,356	$91,072,202
Consumer Durables & Apparel – (0.53%)
Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	637,500	52,433,245
Hunter Douglas N.V. (Netherlands)	1,183,216	53,016,868
		105,450,113
Media – (2.11%)
Grupo Televisa S.A.B., ADR (Mexico)	1,364,141	38,209,589
Walt Disney Co.	7,142,100	384,816,348
		423,025,937
Retailing – (6.88%)
Bed Bath & Beyond Inc. *(a)	11,807,643	693,167,682
CarMax, Inc. *	6,109,992	240,855,885
Groupon, Inc. *	7,960,000	43,899,400
Liberty Interactive Corp., Series A *	6,165,360	131,106,380
Liberty Ventures, Series A *	414,646	30,949,178
Netflix Inc. *	956,200	158,007,269
Tiffany & Co.	1,216,000	79,952,000
		1,377,937,794
	Total Consumer Discretionary	1,997,486,046
CONSUMER STAPLES – (13.32%)
Food & Staples Retailing – (8.78%)
Costco Wholesale Corp.	5,704,441	583,821,014
CVS Caremark Corp.	21,509,995	1,101,311,744
Sysco Corp.	2,348,500	74,611,845
		1,759,744,603
Food, Beverage & Tobacco – (4.39%)
Coca-Cola Co.	8,253,690	307,367,416
Diageo PLC (United Kingdom)	7,410,008	220,590,167
Heineken Holding N.V. (Netherlands)	2,587,308	152,905,464
Nestle S.A. (Switzerland)	601,825	42,257,697
Philip Morris International Inc.	1,784,667	157,336,243
		880,456,987
Household & Personal Products – (0.15%)
Natura Cosmeticos S.A. (Brazil)	1,063,940	28,690,877
	Total Consumer Staples	2,668,892,467
ENERGY – (8.11%)
Canadian Natural Resources Ltd. (Canada)	18,873,480	570,356,566
Devon Energy Corp.	2,411,451	137,910,883
EOG Resources, Inc.	1,313,966	164,219,471
Occidental Petroleum Corp.	5,010,575	442,283,455
Schlumberger Ltd.	2,184,760	170,520,518
Transocean Ltd. *	2,480,871	140,690,194
	Total Energy	1,625,981,087

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (38.87%)
Banks – (5.25%)
Commercial Banks – (5.25%)
Wells Fargo & Co.	30,231,834	$1,052,974,778
Diversified Financials – (18.24%)
Capital Markets – (10.83%)
Ameriprise Financial, Inc.	1,148,532	76,170,642
Bank of New York Mellon Corp.	48,907,525	1,328,328,379
Brookfield Asset Management Inc., Class A (Canada)(b)	4,053,420	149,692,801
Charles Schwab Corp.	10,828,000	178,986,840
Goldman Sachs Group, Inc.	590,729	87,345,190
Julius Baer Group Ltd. (Switzerland)	8,523,301	348,874,196
		2,169,398,048
Consumer Finance – (5.34%)
American Express Co.	18,206,374	1,070,716,855
Diversified Financial Services – (2.07%)
CME Group Inc.	896,500	51,862,525
JPMorgan Chase & Co.	4,220,893	198,593,016
Visa Inc., Class A	1,041,750	164,502,742
		414,958,283
		3,655,073,186
Insurance – (14.23%)
Multi-line Insurance – (3.49%)
Fairfax Financial Holdings Ltd. (Canada)	330,694	118,497,581
Fairfax Financial Holdings Ltd., 144A (Canada)(c)	160,877	57,744,100
Loews Corp.	12,044,621	522,375,213
		698,616,894
Property & Casualty Insurance – (8.69%)
ACE Ltd.	2,627,000	224,161,910
Berkshire Hathaway Inc., Class A *	6,365	928,494,375
Markel Corp. *	86,114	41,001,459
Progressive Corp.	24,375,126	548,196,584
		1,741,854,328
Reinsurance – (2.05%)
Alleghany Corp. *	787,456	283,948,759
Everest Re Group, Ltd.	1,102,300	127,657,363
		411,606,122
		2,852,077,344
Real Estate – (1.15%)
Hang Lung Group Ltd. (Hong Kong)	37,955,100	230,263,746
	Total Financials	7,790,389,054
HEALTH CARE – (3.42%)
Health Care Equipment & Services – (3.04%)
Express Scripts Holding Co. *	8,987,008	480,085,968
Laboratory Corp. of America Holdings *	802,500	71,823,750
UnitedHealth Group Inc.	1,032,500	57,004,325
		608,914,043
Pharmaceuticals, Biotechnology & Life Sciences – (0.38%)
Agilent Technologies, Inc.	1,716,090	76,846,510
	Total Health Care	685,760,553

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (5.39%)
Capital Goods – (1.81%)
Emerson Electric Co.	1,840,000	$105,340,000
PACCAR Inc.	4,870,000	229,182,200
Schneider Electric S.A. (France)	379,200	28,884,662
		363,406,862
Commercial & Professional Services – (0.81%)
Iron Mountain Inc.	4,767,690	163,102,675
Transportation – (2.77%)
China Merchants Holdings International Co., Ltd. (China)	89,021,976	316,238,419
Kuehne & Nagel International AG (Switzerland)	2,030,309	238,492,426
		554,730,845
	Total Industrials	1,081,240,382
INFORMATION TECHNOLOGY – (9.85%)
Semiconductors & Semiconductor Equipment – (1.25%)
Intel Corp.	2,679,000	56,379,555
Texas Instruments Inc.	5,885,405	194,777,479
		251,157,034
Software & Services – (8.20%)
Activision Blizzard, Inc.	11,762,633	134,035,203
Google Inc., Class A *	1,334,945	1,009,038,202
International Business Machines Corp.	386,500	78,486,555
Microsoft Corp.	6,586,761	180,905,391
Oracle Corp.	6,765,000	240,191,325
		1,642,656,676
Technology Hardware & Equipment – (0.40%)
Hewlett-Packard Co.	4,812,679	79,457,330
	Total Information Technology	1,973,271,040
MATERIALS – (8.58%)
Air Products and Chemicals, Inc.	2,988,020	261,242,589
BHP Billiton PLC (United Kingdom)	3,786,983	129,552,769
Ecolab Inc.	2,952,200	213,739,280
Emerald Plantation Holdings Ltd. (China)*(d)	9,305,212	93,052
Martin Marietta Materials, Inc.	704,437	69,549,065
Monsanto Co.	5,558,996	563,404,245
Potash Corp. of Saskatchewan Inc. (Canada)	3,984,238	169,330,115
Praxair, Inc.	1,584,420	174,872,435
Rio Tinto PLC (United Kingdom)	2,437,674	137,634,979
	Total Materials	1,719,418,529
TELECOMMUNICATION SERVICES – (0.27%)
America Movil S.A.B. de C.V., Series L, ADR (Mexico)	2,157,114	54,272,988
	Total Telecommunication Services	54,272,988
TOTAL COMMON STOCK – (Identified cost $12,015,999,423)		19,596,712,146

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2013 (Unaudited)

	Principal	Value (Note 1)
CORPORATE BONDS – (0.04%)
MATERIALS – (0.04%)
Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%, 01/30/20 (China)(d)	$10,059,689	$9,038,540
	TOTAL CORPORATE BONDS – (Identified cost $61,066,323)	9,038,540
SHORT-TERM INVESTMENTS – (1.95%)
COMMERCIAL PAPER – (0.20%)
Prudential Financial, Inc., 0.21%, 02/06/13	40,000,000	39,998,833
	Total Commercial Paper	39,998,833
REPURCHASE AGREEMENTS – (1.75%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.16%, 02/01/13, dated 01/31/13, repurchase value of $114,458,509 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.00%, 03/01/26-04/01/41, total market value $116,747,160)	114,458,000	114,458,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.19%, 02/01/13, dated 01/31/13, repurchase value of $235,876,245 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.50%, 04/03/13-06/20/42, total market value $240,592,500)	235,875,000	235,875,000
	Total Repurchase Agreements	350,333,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $390,331,833)	390,331,833
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (0.64%)
Citigroup Global Markets, Inc. Joint Repurchase Agreement, 0.17%, 02/01/13, dated 01/31/13, repurchase value of $128,000,604 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 11/01/25-12/01/42, total market value $130,560,000)	128,000,000	128,000,000
	TOTAL INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED – (Identified cost $128,000,000)	128,000,000

Total Investments – (100.41%) – (Identified cost $12,595,397,579) – (e)		20,124,082,519
Liabilities Less Other Assets – (0.41%)		(81,462,965)
	Net Assets – (100.00%)	$20,042,619,554

ADR: American Depositary Receipt

* Non-Income producing security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
January 31, 2013 (Unaudited)

(a)
Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the six months ended January 31, 2013. The aggregate fair value of the securities of affiliated companies held by the Fund as of January 31, 2013, amounts to $693,167,682. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2012	Gross Additions (1)	Gross Reductions	Shares January 31, 2013	Dividend
Alleghany Corp. (2)	887,452	–	99,996	787,456	$–
Bed Bath & Beyond Inc.	12,420,143	–	612,500	11,807,643	–
Iron Mountain Inc. (2)	8,604,589	647,601	4,484,500	4,767,690	–
					$–

(1) Gross additions due to corporate action.

(2) Not an affiliate as of January 31, 2013.

(b)	Security is partially on loan – See Note 7 of the Notes to Financial Statements.

(c)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $57,744,100 or 0.29% of the Fund's net assets as of January 31, 2013.

(d)	Restricted Security – See Note 8 of the Notes to Financial Statements.

(e)	Aggregate cost for federal income tax purposes is $12,596,327,847. At January 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$7,957,478,511
	Unrealized depreciation	(429,723,839)
	Net unrealized appreciation	$7,527,754,672

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities
At January 31, 2013 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments):
Unaffiliated companies	$19,302,914,837
Affiliated companies	693,167,682
Collateral for securities loaned (Note 7)	128,000,000
Cash	1,988
Cash - uninvested collateral for securities loaned (Note 7)	8,806,492
Receivables:
Capital stock sold	23,002,894
Dividends and interest	53,165,183
Investment securities sold	154,670,904
Prepaid expenses	415,127
Total assets	20,364,145,107
LIABILITIES:
Return of collateral for securities loaned (Note 7)	136,806,492
Payables:
Capital stock redeemed	82,069,324
Investment securities purchased	81,391,625
Accrued distribution and service plan fees	5,071,517
Accrued investment advisory fee	8,768,770
Other accrued expenses	7,417,825
Total liabilities	321,525,553
NET ASSETS	$20,042,619,554
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$27,166,108
Additional paid-in capital	11,561,319,027
Undistributed net investment income	23,264,953
Accumulated net realized gains from investments and foreign currency transactions	900,826,186
Net unrealized appreciation on investments and foreign currency transactions	7,530,043,280
Net Assets	$20,042,619,554

*Including:
Cost of unaffiliated companies	$12,072,323,002
Cost of affiliated companies	395,074,577
Cost of collateral of securities loaned	128,000,000
Market value of securities on loan	132,948,000

DAVIS NEW YORK VENTURE FUND	Statement of Assets and Liabilities – (Continued)
At January 31, 2013 (Unaudited)

CLASS A SHARES:
Net assets	$11,196,215,921
Shares outstanding	302,477,840
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$37.01
Maximum offering price per share (100/95.25 of $37.01)†	$38.86

CLASS B SHARES:
Net assets	$246,228,709
Shares outstanding	6,969,276
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$35.33

CLASS C SHARES:
Net assets	$2,982,857,319
Shares outstanding	83,657,492
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$35.66

CLASS R SHARES:
Net assets	$336,576,124
Shares outstanding	9,073,071
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$37.10

CLASS Y SHARES:
Net assets	$5,280,741,481
Shares outstanding	141,144,483
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$37.41

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statement of Operations
For the six months ended January 31, 2013 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$261,737,636
Interest		336,738
Net securities lending fees		222,722
Total income		262,297,096

Expenses:
Investment advisory fees (Note 3)	$51,770,714
Custodian fees	1,356,402
Transfer agent fees:
Class A	6,773,510
Class B	399,952
Class C	2,091,736
Class R	319,257
Class Y	2,845,201
Audit fees	48,300
Legal fees	23,500
Accounting fees (Note 3)	229,998
Reports to shareholders	937,500
Directors’ fees and expenses	277,866
Registration and filing fees	90,000
Miscellaneous	226,095
Payments under distribution plan (Note 3):
Class A	12,914,895
Class B	1,352,550
Class C	14,843,019
Class R	935,205
Total expenses		97,435,700
Expenses paid indirectly (Note 4)		(142)
Net expenses		97,435,558
Net investment income		164,861,538

REALIZED & UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from:
Investment transactions:
Unaffiliated companies		962,457,091
Affiliated companies		18,195,998
Foreign currency transactions		95,069
Net realized gain		980,748,158
Net increase in unrealized appreciation		1,092,548,338
Net realized and unrealized gain on investments and foreign currency transactions		2,073,296,496
Net increase in net assets resulting from operations		$2,238,158,034

*Net of foreign taxes withheld as follows		$2,133,271

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

OPERATIONS:
Net investment income	$164,861,538	$206,075,386
Net realized gain from investments and foreign currency transactions	980,748,158	3,767,237,783
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	1,092,548,338	(3,925,593,586)
Net increase in net assets resulting from operations	2,238,158,034	47,719,583

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
Class A	(144,155,986)	(85,123,855)
Class B	(1,017,975)	–
Class C	(15,680,023)	–
Class R	(3,328,941)	(1,436,190)
Class Y	(81,112,062)	(57,251,812)
Realized gains from investment transactions:
Class A	(422,212,223)	–
Class B	(10,252,998)	–
Class C	(114,932,097)	–
Class R	(12,768,542)	–
Class Y	(197,490,236)	–

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 5):
Class A	(1,509,844,597)	(5,259,503,672)
Class B	(60,784,543)	(189,079,003)
Class C	(186,083,854)	(737,007,183)
Class R	(149,271,106)	(263,004,622)
Class Y	(731,196,904)	(1,752,858,471)
Total decrease in net assets	(1,401,974,053)	(8,297,545,225)

NET ASSETS:
Beginning of period	21,444,593,607	29,742,138,832
End of period*	$20,042,619,554	$21,444,593,607

*Including undistributed net investment income of	$23,264,953	$103,698,402

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements
January 31, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund offers shares in five classes, Class A, Class B, Class C, Class R, and Class Y. Class A shares are sold with a front-end sales charge and Class B and Class C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class B shares automatically convert to Class A shares after 7 years. Class R and Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class R shares generally are available only to retirement and benefit plans. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class, such as distribution and transfer agent fees, are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’s distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$1,997,486,046	$–	$–	$1,997,486,046
Consumer staples	2,668,892,467	–	–	2,668,892,467
Energy	1,625,981,087	–	–	1,625,981,087
Financials	7,790,389,054	–	–	7,790,389,054
Health care	685,760,553	–	–	685,760,553
Industrials	1,081,240,382	–	–	1,081,240,382
Information technology	1,973,271,040	–	–	1,973,271,040
Materials	1,719,325,477	–	93,052	1,719,418,529
Telecommunication services	54,272,988	–	–	54,272,988
Corporate debt securities	–	–	9,038,540	9,038,540
Short-term securities	–	390,331,833	–	390,331,833
Investment of cash collateral for securities loaned	–	128,000,000	–	128,000,000
Total Investments	$19,596,619,094	$518,331,833	$9,131,592	$20,124,082,519

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended January 31, 2013.

For Level 3 securities, the Fund uses valuation techniques to measure fair value that are consistent with the market approach. The market approach uses prices and other relevant information generated by market transactions involving comparable securities.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended January 31, 2013:

Investment Securities:
Beginning balance	$–
Increase in unrealized depreciation	(1,872,168)
Transfers into Level 3 from Level 2	11,003,760
Ending balance	$9,131,592

Increase in unrealized depreciation during the period on Level 3 securities still held at January 31, 2013 and included in the change in net assets for the period	$(1,872,168)

Transfers of investments into or out of Level 3 of the fair value hierarchy represent the beginning value of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statement of Operations.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of January 31, 2013, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, wash sales, passive foreign investment company shares, and commission repayments. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2013 were $334,007,480 and $3,281,248,401, respectively.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2013 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The annual rate is 0.55% of the average net assets on the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, 0.485% on the next $8 billion, 0.47% on the next $7 billion, 0.455% on the next $8 billion, 0.44% on the next $7 billion, 0.425% on the next $8 billion, 0.41% on the next $7 billion, and 0.395% of the average net assets in excess of $55 billion. Advisory fees paid during the six months ended January 31, 2013 approximated 0.50% of the average net assets.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2013 amounted to $578,177. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2013 amounted to $229,998.

Distribution Plan Fees - The Fund has adopted separate Distribution Plans (“12B-1 Plans”) for Class A, Class B, Class C, and Class R shares. Under the 12B-1 Plans, the Fund reimburses Davis Distributors, LLC (“Distributor”), the Fund’s Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period.  The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. The Fund pays the Distributor 12B-1 fees on Class B and Class C shares at an annual rate equal to the lesser of 1.25% of the average daily net asset value of Class B or Class C shares or the maximum amount provided by applicable rule or regulation of the Financial Industry Regulatory Authority, Inc. (“FINRA”), which currently is 1.00%. The Fund pays the 12B-1 fees on Class B and Class C shares in order: (i) to pay the Distributor distribution fees or commissions on Class B and Class C shares which have been sold and (ii) to enable the Distributor to pay service fees on Class B and Class C shares which have been sold. Payments under the Class R Distribution Plan are limited to an annual rate of 0.75% of the average daily net asset value of the Class R shares or the maximum amount provided by applicable rule or regulation of the FINRA (1.00%). The effective rate of the Class R Distribution Plan is currently 0.50%, of which 0.25% may be used to pay distribution fees and 0.25% may be used to pay service fees.

	Six months ended January 31, 2013 (Unaudited)
	Class A	Class B	Class C	Class R
Distribution Fees	$–	$1,018,391	$11,132,264	$467,603
Service Fees	12,914,895	334,159	3,710,755	467,602

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2013 (Unaudited)

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES – (CONTINUED)

Sales Charges - Front-end sales charges and contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable.

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

Class B and Class C shares of the Fund are sold at net asset value and are redeemed at net asset value. A CDSC is imposed upon redemption of certain Class B shares within six years of the original purchase. The charge is a declining percentage starting at 4.00% of the lesser of net asset value of the shares redeemed or the total cost of such shares. A CDSC of 1.00% is imposed upon redemption of certain Class C shares within the first year of the original purchase.

The Distributor received commissions earned on sales of Class A shares of the Fund, of which a portion was retained by the Distributor and the remaining was re-allowed to investment dealers. Commission advances by the Distributor on the sales of Class B and Class C shares of the Fund are re-allowed to qualified selling dealers.

Six months ended January 31, 2013 (Unaudited)
Class A Commissions		Commission advances by the Distributor on the sale of		CDSCs received by the Distributor from
Retained	Re-allowed to
by Distributor	investment dealers	Class B	Class C	Class B	Class C
$176,747	$949,922	$148,132	$429,230	$227,828	$34,645

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $142 during the six months ended January 31, 2013.

NOTE 5 - CAPITAL STOCK

At January 31, 2013, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 2.225 billion shares are classified as Davis New York Venture Fund. Transactions in capital stock were as follows:

Class A	Six months ended		Year ended
	January 31, 2013 (Unaudited)		July 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	10,743,600	$385,256,730	33,770,895	$1,124,179,039
Shares issued in reinvestment of distributions	14,282,361	502,596,230	2,392,315	77,081,180
	25,025,961	887,852,960	36,163,210	1,201,260,219
Shares redeemed	(66,989,500)	(2,397,697,557)	(194,208,551)	(6,460,763,891)
Net decrease	(41,963,539)	$(1,509,844,597)	(158,045,341)	$(5,259,503,672)

Class B	Six months ended		Year ended
	January 31, 2013 (Unaudited)		July 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	184,008	$6,285,812	570,491	$18,211,498
Shares issued in reinvestment of distributions	316,430	10,641,538	–	–
	500,438	16,927,350	570,491	18,211,498
Shares redeemed	(2,276,600)	(77,711,893)	(6,493,749)	(207,290,501)
Net decrease	(1,776,162)	$(60,784,543)	(5,923,258)	$(189,079,003)

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2013 (Unaudited)

NOTE 5 - CAPITAL STOCK – (CONTINUED)

Class C	Six months ended		Year ended
	January 31, 2013 (Unaudited)		July 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	1,663,031	$57,427,819	3,925,278	$126,728,381
Shares issued in reinvestment of distributions	3,627,630	123,085,494	–	–
	5,290,661	180,513,313	3,925,278	126,728,381
Shares redeemed	(10,635,721)	(366,597,167)	(27,030,160)	(863,735,564)
Net decrease	(5,345,060)	$(186,083,854)	(23,104,882)	$(737,007,183)

Class R	Six months ended		Year ended
	January 31, 2013 (Unaudited)		July 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	714,743	$25,652,435	2,732,677	$90,928,595
Shares issued in reinvestment of distributions	455,830	16,086,240	44,448	1,435,667
	1,170,573	41,738,675	2,777,125	92,364,262
Shares redeemed	(5,337,039)	(191,009,781)	(10,860,640)	(355,368,884)
Net decrease	(4,166,466)	$(149,271,106)	(8,083,515)	$(263,004,622)

Class Y	Six months ended		Year ended
	January 31, 2013 (Unaudited)		July 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	12,897,294	$468,460,881	44,571,705	$1,480,201,190
Shares issued in reinvestment of distributions	7,442,078	264,640,285	1,665,349	54,190,447
	20,339,372	733,101,166	46,237,054	1,534,391,637
Shares redeemed	(40,439,782)	(1,464,298,070)	(97,125,862)	(3,287,250,108)
Net decrease	(20,100,410)	$(731,196,904)	(50,888,808)	$(1,752,858,471)

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended January 31, 2013.

NOTE 7 - SECURITIES LOANED

The Fund has entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Fund receives fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Fund, against receipt of collateral at least equal to the value of the securities loaned. As of January 31, 2013, the Fund had on loan securities valued at $132,948,000; cash of $136,806,492 was received as collateral for the loans. The majority of the cash was invested in a repurchase agreement secured by U.S. Government securities. The Fund bears the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.

DAVIS NEW YORK VENTURE FUND	Notes to Financial Statements – (Continued)
January 31, 2013 (Unaudited)

NOTE 8 - RESTRICTED SECURITIES

Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are valued under methods approved by the Board of Directors as reflecting fair value. The aggregate value of restricted securities amounted to $9,131,592 or 0.05% of the Fund’s net assets as of January 31, 2013.

Information regarding restricted securities is as follows:

Security	Acquisition Date	Principal	Shares/ Units	Cost per Share/Unit	Valuation per Share/Unit as of January 31, 2013

Emerald Plantation Holdings Ltd.	01/30/13	NA	9,305,212	$0.01	$0.01

Emerald Plantation Holdings Ltd., Sr. Notes, 6.00%, 01/30/20	01/30/13	$ 10,059,689	100,597	$607.04	$89.85

NOTE 9 - LITIGATION MATTERS

On or about February 3, 2013 Davis Advisors became aware of a claim filed in the United States District Court for Southern District of New York. Plaintiff is a shareholder of Iron Mountain, Inc. seeking to reclaim “short-swing profits” under Rule 16(b) against Davis Advisors, Davis New York Venture Fund, and Christopher Davis (“Davis Parties”). Plaintiff asserts that Davis Parties colluded with other investors to influence Iron Mountain management and purchased and sold shares of Iron Mountain at a profit within the prohibited 6 month time period. The Davis Parties believe the action is without merit and are vigorously defending themselves. Although no determination can be made at this time, it is not anticipated that this lawsuit will have a material adverse effect on any of the Davis Parties.

DAVIS NEW YORK VENTURE FUND

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations

	Net Asset Value, Beginning of Period	Net Investment Income (Loss)a	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis New York Venture Fund Class A:
Six months ended January 31, 2013e	$34.89	$0.30	$3.70	$4.00
Year ended July 31, 2012	$34.57	$0.30	$0.22	$0.52
Year ended July 31, 2011	$30.22	$0.32	$4.41	$4.73
Year ended July 31, 2010	$26.99	$0.20	$3.24	$3.44
Year ended July 31, 2009	$34.31	$0.29	$(7.27)	$(6.98)
Year ended July 31, 2008	$39.75	$0.39	$(5.40)	$(5.01)
Davis New York Venture Fund Class B:
Six months ended January 31, 2013e	$33.22	$0.12	$3.53	$3.65
Year ended July 31, 2012	$33.01	$(0.01)	$0.22	$0.21
Year ended July 31, 2011	$28.88	$0.01	$4.23	$4.24
Year ended July 31, 2010	$25.84	$(0.06)	$3.10	$3.04
Year ended July 31, 2009	$32.74	$0.06	$(6.90)	$(6.84)
Year ended July 31, 2008	$37.93	$0.09	$(5.18)	$(5.09)
Davis New York Venture Fund Class C:
Six months ended January 31, 2013e	$33.53	$0.15	$3.57	$3.72
Year ended July 31, 2012	$33.28	$0.03	$0.22	$0.25
Year ended July 31, 2011	$29.12	$0.05	$4.25	$4.30
Year ended July 31, 2010	$26.03	$(0.03)	$3.12	$3.09
Year ended July 31, 2009	$32.96	$0.09	$(6.94)	$(6.85)
Year ended July 31, 2008	$38.18	$0.09	$(5.19)	$(5.10)
Davis New York Venture Fund Class R:
Six months ended January 31, 2013e	$34.91	$0.23	$3.73	$3.96
Year ended July 31, 2012	$34.57	$0.20	$0.22	$0.42
Year ended July 31, 2011	$30.23	$0.20	$4.42	$4.62
Year ended July 31, 2010	$27.00	$0.10	$3.24	$3.34
Year ended July 31, 2009	$34.28	$0.18	$(7.24)	$(7.06)
Year ended July 31, 2008	$39.73	$0.25	$(5.40)	$(5.15)
Davis New York Venture Fund Class Y:
Six months ended January 31, 2013e	$35.29	$0.35	$3.75	$4.10
Year ended July 31, 2012	$34.98	$0.39	$0.21	$0.60
Year ended July 31, 2011	$30.56	$0.41	$4.47	$4.88
Year ended July 31, 2010	$27.29	$0.29	$3.27	$3.56
Year ended July 31, 2009	$34.75	$0.36	$(7.39)	$(7.03)
Year ended July 31, 2008	$40.26	$0.49	$(5.46)	$(4.97)

a	Per share calculations were based on average shares outstanding for the period.

b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Returnb	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratioc	Net Investment Income (Loss) Ratio	Portfolio Turnoverd

$(0.48)	$(1.40)	$–	$(1.88)	$37.01	11.74%	$11,196	0.88%f	0.88%f	1.67%f	2%
$(0.20)	$–	$–	$(0.20)	$34.89	1.54%	$12,016	0.90%	0.90%	0.89%	11%
$(0.38)	$–	$–	$(0.38)	$34.57	15.70%	$17,369	0.89%	0.89%	0.93%	8%
$(0.21)	$–	$–	$(0.21)	$30.22	12.74%	$18,608	0.89%	0.89%	0.67%	13%
$(0.34)	$–	$–	$(0.34)	$26.99	(20.08)%	$18,628	0.92%	0.92%	1.14%	15%
$(0.43)	$–	$–	$(0.43)	$34.31	(12.77)%	$26,029	0.85%	0.85%	1.01%	16%

$(0.14)	$(1.40)	$–	$(1.54)	$35.33	11.22%	$246	1.82%f	1.82%f	0.73%f	2%
$–	$–	$–	$–	$33.22	0.64%	$290	1.82%	1.82%	(0.03)%	11%
$(0.11)	$–	$–	$(0.11)	$33.01	14.68%	$484	1.79%	1.79%	0.03%	8%
$–	$–	$–	$–	$28.88	11.77%	$661	1.77%	1.77%	(0.21)%	13%
$(0.06)	$–	$–	$(0.06)	$25.84	(20.84)%	$823	1.81%	1.81%	0.25%	15%
$(0.10)	$–	$–	$(0.10)	$32.74	(13.45)%	$1,582	1.66%	1.66%	0.20%	16%

$(0.19)	$(1.40)	$–	$(1.59)	$35.66	11.34%	$2,983	1.67%f	1.67%f	0.88%f	2%
$–	$–	$–	$–	$33.53	0.75%	$2,985	1.68%	1.68%	0.11%	11%
$(0.14)	$–	$–	$(0.14)	$33.28	14.78%	$3,731	1.67%	1.67%	0.15%	8%
$–g	$–	$–	$–g	$29.12	11.88%	$4,062	1.67%	1.67%	(0.11)%	13%
$(0.08)	$–	$–	$(0.08)	$26.03	(20.74)%	$4,186	1.71%	1.71%	0.35%	15%
$(0.12)	$–	$–	$(0.12)	$32.96	(13.41)%	$6,444	1.61%	1.61%	0.25%	16%

$(0.37)	$(1.40)	$–	$(1.77)	$37.10	11.59%	$337	1.20%f	1.20%f	1.35%f	2%
$(0.08)	$–	$–	$(0.08)	$34.91	1.24%	$462	1.20%	1.20%	0.59%	11%
$(0.28)	$–	$–	$(0.28)	$34.57	15.33%	$737	1.22%	1.22%	0.60%	8%
$(0.11)	$–	$–	$(0.11)	$30.23	12.35%	$827	1.23%	1.23%	0.33%	13%
$(0.22)	$–	$–	$(0.22)	$27.00	(20.42)%	$767	1.32%	1.32%	0.74%	15%
$(0.30)	$–	$–	$(0.30)	$34.28	(13.06)%	$919	1.19%	1.19%	0.67%	16%

$(0.58)	$(1.40)	$–	$(1.98)	$37.41	11.90%	$5,281	0.64%f	0.64%f	1.91%f	2%
$(0.29)	$–	$–	$(0.29)	$35.29	1.79%	$5,691	0.64%	0.64%	1.15%	11%
$(0.46)	$–	$–	$(0.46)	$34.98	16.05%	$7,420	0.62%	0.62%	1.20%	8%
$(0.29)	$–	$–	$(0.29)	$30.56	13.04%	$6,949	0.63%	0.63%	0.93%	13%
$(0.43)	$–	$–	$(0.43)	$27.29	(19.88)%	$5,783	0.63%	0.63%	1.43%	15%
$(0.54)	$–	$–	$(0.54)	$34.75	(12.53)%	$7,333	0.59%	0.59%	1.27%	16%

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

e	Unaudited.

f	Annualized.

g	Less than $0.005 per share.

See Notes to Financial Statements

DAVIS NEW YORK VENTURE FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

DAVIS NEW YORK VENTURE FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since August 2011; former Chairman, NorthRoad Capital Management, LLC (investment management firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT) 2002-2007.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Co., N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

DAVIS NEW YORK VENTURE FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

DAVIS NEW YORK VENTURE FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis New York Venture Fund, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279 and on the Fund’s website at www.davisfunds.com. Quarterly Fact Sheets are available on the Fund’s website at www.davisfunds.com.

DAVIS RESEARCH FUND	Table of Contents

Management’s Discussion of Fund Performance	2

Fund Overview	4

Expense Example	5

Schedule of Investments	6

Statement of Assets and Liabilities	10

Statement of Operations	11

Statements of Changes in Net Assets	12

Notes to Financial Statements	13

Financial Highlights	18

Privacy Notice and Householding	19

Directors and Officers	20

This Semi-Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Research Fund prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Shares of the Davis Research Fund are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. A description of the Fund’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund’s Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1-800-279-0279 and (ii) on the SEC’s website at www.sec.gov.

Form N-Q
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-279-0279 and on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS RESEARCH FUND	Management’s Discussion of Fund Performance

Performance Overview

Davis Research Fund’s Class A shares delivered a total return on net asset value of 13.04% for the six-month period ended January 31, 2013. Over the same time period, the Standard & Poor’s 500® Index (“Index”) returned 9.91%. The sectors1 within the Index that turned in the strongest performance over the six-month period were Financials and Consumer Discretionary. The sectors that turned in the weakest performance over the six-month period were Telecommunication Services and Utilities.

Factors Impacting the Fund’s Performance

Financial companies were the most important contributor2 to the Fund’s absolute performance, but detracted from performance relative to the Index. The Fund’s Financial companies under-performed the corresponding sector within the Index, but benefited from a higher relative average weighting in this stronger performing sector. Goldman Sachs Group3 and JPMorgan Chase were among the most important contributors to performance. Fairfax Financial Holdings was among the most important detractors from performance.

Industrial companies were an important contributor to the Fund’s performance. The Fund’s Industrial companies out-performed the corresponding sector within the Index and had a higher relative average weighting. PACCAR and C.H. Robinson Worldwide were among the most important contributors to performance.

The Fund had more invested in Information Technology companies than in any other sector over the six-month period. The Fund’s Information Technology companies contributed to the Fund’s performance. Information Technology companies out-performed the corresponding sector within the Index, but had a higher relative average weighting in this weaker performing sector. Texas Instruments, SAP AG, Nokia Oyj, and Oracle were among the most important contributors to performance. Apple, Intel, Microsoft, and Hewlett-Packard were among the most important detractors from performance. The Fund no longer owns Nokia Oyj.

Consumer Staple companies were another important contributor to the Fund’s performance. The Fund’s Consumer Staple companies out-performed the corresponding sector within the Index and had a higher relative average weighting. Nestle was among the most important contributors to performance, while Coca-Cola was among the most important detractors from performance.

Consumer Discretionary companies were the most important detractor from performance relative to the Index over the six-month period. The Fund’s Consumer Discretionary companies under-performed the corresponding sector within the Index and had a lower relative average weighting in this stronger performing sector. Tiffany was among the most important contributors to performance. Li & Fung and Bed Bath & Beyond were among the most important detractors from performance. The Fund no longer owns Li & Fung.

The Fund had approximately 19% of its net assets invested in foreign companies at January 31, 2013. As a whole, those companies out-performed the domestic companies held by the Fund.

Davis Research Fund’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Research Fund’s principal risks are: stock market risk, manager risk, common stock risk, under $10 billion market capitalization risk, foreign country risk, emerging market risk, foreign currency risk, trading markets and depositary receipts risk, focused portfolio fund risk, headline risk, fees and expenses risk. See the prospectus for a full description of each risk.

Class A Shares of Davis Research Fund have been registered with the Securities and Exchange Commission and, as of the date of this report, in selected states where eligible investors are residents. Shares of Davis Research Fund currently are not available for public sale in any other state or jurisdiction. Currently, only the directors, officers and employees of the Fund or its investment adviser and sub-adviser (and the investment adviser itself and affiliated companies) are eligible to purchase Fund shares. The Adviser reserves the right to reject any offer to purchase shares.

1      The companies included in the Standard & Poor’s 500® Index are divided into ten sectors. One or more industry groups make up a sector.

2      A company’s or sector’s contribution to or detraction from the Fund’s performance is a product of both its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

3      This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

2

DAVIS RESEARCH FUND	Management’s Discussion of Fund Performance – (Continued)

Comparison of a $10,000 investment in Davis Research Fund Class A versus the
 Standard & Poor’s 500® Index for an investment made on January 31, 2003

Average Annual Total Return for periods ended January 31, 2013

Fund & Benchmark Index	1-Year	5-Year	10-Year	Since Fund’s Inception (10/31/01)	Gross Expense Ratio	Net Expense Ratio
Class A - without sales charge	14.80%	2.42%	7.61%	5.46%	0.70%	0.70%
Class A - with sales charge	9.35%	1.42%	7.08%	5.00%	0.70%	0.70%
S&P 500® Index	16.78%	3.97%	7.93%	5.19%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.

The performance data for Davis Research Fund contained in this report represents past performance, assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Fund performance changes over time and current performance may be higher or lower than stated. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The operating expense ratios may vary in future years. For more current information please call Davis Funds Investor Services at 1-800-279-0279.

*Reflects 4.75% front-end sales charge.

3

DAVIS RESEARCH FUND	Fund Overview
January 31, 2013 (Unaudited)

Portfolio Composition		Industry Weightings
(% of Fund’s 01/31/13 Net Assets)		(% of 01/31/13 Long-Term Portfolio)

			Fund	S&P 500®
Common Stock (U.S.)	78.22%	Information Technology	19.28%	18.38%
Common Stock (Foreign)	18.13%	Materials	11.17%	3.57%
Corporate Bonds (Foreign)	1.20%	Insurance	11.15%	4.12%
Stock Warrants	0.44%	Food, Beverage & Tobacco	9.42%	5.94%
Short-Term Investments	1.94%	Capital Goods	8.87%	7.83%
Other Assets & Liabilities	0.07%	Retailing	7.28%	4.22%
	100.00%	Health Care	6.72%	12.27%
		Diversified Financials	6.21%	6.69%
		Commercial & Professional Services	4.45%	0.68%
		Energy	4.20%	11.26%
		Banks	3.73%	2.81%
		Other	3.18%	17.50%
		Food & Staples Retailing	2.89%	2.34%
		Household & Personal Products	1.45%	2.39%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 01/31/13 Net Assets)

Nestle S.A.	Food, Beverage & Tobacco	3.58%
Tiffany & Co.	Retailing	3.58%
Loews Corp.	Multi-line Insurance	3.55%
PACCAR Inc.	Capital Goods	3.35%
Oracle Corp.	Software & Services	2.80%
SAP AG, ADR	Software & Services	2.78%
Texas Instruments Inc.	Semiconductors & Semiconductor Equipment	2.70%
Air Products and Chemicals, Inc.	Materials	2.69%
TJX Cos., Inc.	Retailing	2.42%
Nielsen Holdings N.V.	Commercial & Professional Services	2.24%

4

DAVIS RESEARCH FUND	Expense Example (Unaudited)

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is for the six-month period ended January 31, 2013.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual maintenance fee of $15, charged on retirement plan accounts per Social Security Number, is not included in the Expense Example. This fee will be waived for accounts sharing the same Social Security Number if the accounts total at least $50,000 at Davis Funds. If this fee was included, the estimate of expenses you paid during the period would be higher, and your ending account value would be lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end sales charges (loads). Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (08/01/12)	Ending Account Value (01/31/13)	Expenses Paid During Period* (08/01/12-01/31/13)

Class A
Actual	$1,000.00	$1,130.39	$3.76
Hypothetical	$1,000.00	$1,021.68	$3.57

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to the Class's annualized operating expense ratio (0.70%)**, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratio reflects the impact, if any, of certain reimbursements from the Adviser.

5

DAVIS RESEARCH FUND	Schedule of Investments
January 31, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (96.35%)
CONSUMER DISCRETIONARY – (8.78%)
Consumer Services – (0.52%)
Wynn Resorts Ltd.	1,480	$185,696
Media – (1.13%)
CBS Corp., Class B	9,660	403,015
Retailing – (7.13%)
Bed Bath & Beyond Inc. *	6,935	407,119
Tiffany & Co.	19,425	1,277,194
TJX Cos., Inc.	19,120	863,841
		2,548,154
	Total Consumer Discretionary	3,136,865
CONSUMER STAPLES – (13.49%)
Food & Staples Retailing – (2.84%)
Costco Wholesale Corp.	3,790	387,888
CVS Caremark Corp.	12,200	624,640
		1,012,528
Food, Beverage & Tobacco – (9.23%)
Coca-Cola Co.	5,844	217,631
Diageo PLC, ADR (United Kingdom)	6,000	715,800
Nestle S.A. (Switzerland)	18,195	1,277,579
Philip Morris International Inc.	4,140	364,982
Unilever N.V., NY Shares (Netherlands)	17,825	721,556
		3,297,548
Household & Personal Products – (1.42%)
Colgate-Palmolive Co.	4,725	507,323
	Total Consumer Staples	4,817,399
ENERGY – (4.11%)
Schlumberger Ltd.	6,708	523,559
Spectra Energy Corp.	21,250	590,325
Transocean Ltd. *	6,255	354,721
	Total Energy	1,468,605
FINANCIALS – (20.23%)
Banks – (3.22%)
Commercial Banks – (3.22%)
Toronto-Dominion Bank (Canada)	3,195	266,910
U.S. Bancorp	15,000	496,500
Wells Fargo & Co.	11,100	386,613
		1,150,023
Diversified Financials – (6.08%)
Capital Markets – (4.23%)
Bank of New York Mellon Corp.	20,300	551,348
Brookfield Asset Management Inc., Class A (Canada)	8,000	295,440
Goldman Sachs Group, Inc.	4,495	664,631
		1,511,419
Diversified Financial Services – (1.85%)
CME Group Inc.	1,875	108,469
JPMorgan Chase & Co.	11,740	552,367
		660,836
		2,172,255

6

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2013 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (10.93%)
Multi-line Insurance – (4.63%)
Fairfax Financial Holdings Ltd. (Canada)	1,085	$388,788
Loews Corp.	29,200	1,266,404
		1,655,192
Property & Casualty Insurance – (4.08%)
ACE Ltd.	4,000	341,320
Berkshire Hathaway Inc., Class A *	4	583,500
Berkshire Hathaway Inc., Class B *	1,610	156,057
Progressive Corp.	7,350	165,302
W. R. Berkley Corp.	5,080	209,144
		1,455,323
Reinsurance – (2.22%)
Everest Re Group, Ltd.	6,840	792,140
		3,902,655
	Total Financials	7,224,933
HEALTH CARE – (6.59%)
Health Care Equipment & Services – (5.59%)
Baxter International Inc.	5,495	372,781
Becton, Dickinson and Co.	4,600	386,584
CareFusion Corp. *	8,615	267,410
Laboratory Corp. of America Holdings *	2,775	248,362
UnitedHealth Group Inc.	5,660	312,489
WellPoint, Inc.	6,280	407,069
		1,994,695
Pharmaceuticals, Biotechnology & Life Sciences – (1.00%)
Agilent Technologies, Inc.	8,000	358,240
	Total Health Care	2,352,935
INDUSTRIALS – (13.97%)
Capital Goods – (8.69%)
3M Co.	860	86,473
Brenntag AG (Germany)	2,370	337,728
Cummins Inc.	2,425	278,463
Lockheed Martin Corp.	5,320	462,148
PACCAR Inc.	25,390	1,194,853
Schindler Holding AG - Participation Certificate (Switzerland)	2,825	419,070
Schneider Electric S.A. (France)	4,255	324,115
		3,102,850
Commercial & Professional Services – (4.36%)
Nielsen Holdings N.V. *	24,655	801,534
Republic Services, Inc.	23,720	756,431
		1,557,965
Transportation – (0.92%)
C.H. Robinson Worldwide, Inc.	4,960	328,154
	Total Industrials	4,988,969

7

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2013 (Unaudited)

	Shares/Units/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (18.89%)
Semiconductors & Semiconductor Equipment – (6.06%)
Altera Corp.	10,000	$334,250
Applied Materials, Inc.	25,000	323,125
First Solar, Inc. *	6,020	169,613
Intel Corp.	17,640	371,234
Texas Instruments Inc.	29,180	965,712
		2,163,934
Software & Services – (9.83%)
International Business Machines Corp.	1,520	308,666
MasterCard, Inc., Class A	1,047	542,765
Microsoft Corp.	24,320	667,949
Oracle Corp.	28,150	999,466
SAP AG, ADR (Germany)	12,120	994,082
		3,512,928
Technology Hardware & Equipment – (3.00%)
Apple Inc.	788	358,816
Hewlett-Packard Co.	28,990	478,625
Motorola Solutions, Inc.	4,000	233,560
		1,071,001
	Total Information Technology	6,747,863
MATERIALS – (9.74%)
Air Products and Chemicals, Inc.	10,995	961,293
Cemex S.A.B. de C.V., ADR (Mexico)*	40,928	444,069
Ecolab Inc.	10,125	733,050
Potash Corp. of Saskatchewan Inc. (Canada)	6,835	290,487
Praxair, Inc.	5,445	600,965
Sherwin-Williams Co.	2,780	450,749
	Total Materials	3,480,613
TELECOMMUNICATION SERVICES – (0.55%)
Level 3 Communications, Inc. *	8,230	196,039
	Total Telecommunication Services	196,039
TOTAL COMMON STOCK – (Identified cost $27,668,329)		34,414,221
STOCK WARRANTS – (0.44%)
FINANCIALS – (0.44%)
Banks – (0.44%)
Commercial Banks – (0.44%)
Wells Fargo & Co., strike price $34.01, expires 10/28/18 *	14,700	156,261
TOTAL STOCK WARRANTS – (Identified cost $112,678)		156,261
CORPORATE BONDS – (1.20%)
MATERIALS – (1.20%)
Cemex Finance LLC, 144A Sr. Bond, 9.50%, 12/14/16 (Mexico) (a)	$300,000	321,750
Cemex Finance LLC, Sr. Bond, 9.50%, 12/14/16 (Mexico)	100,000	107,250
	Total Materials	429,000
TOTAL CORPORATE BONDS – (Identified cost $406,521)		429,000

8

DAVIS RESEARCH FUND	Schedule of Investments - (Continued)
January 31, 2013 (Unaudited)

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.94%)
Banc of America Securities LLC Joint Repurchase Agreement, 0.16%, 02/01/13, dated 01/31/13, repurchase value of $227,001 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.00%, 03/01/26-04/01/41, total market value $231,540)	$227,000	$227,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 0.19%, 02/01/13, dated 01/31/13, repurchase value of $467,002 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-5.50%, 04/03/13-06/20/42, total market value $476,340)	467,000	467,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $694,000)		694,000
Total Investments – (99.93%) – (Identified cost $28,881,528) – (b)		35,693,482
Other Assets Less Liabilities – (0.07%)		25,997
	Net Assets – (100.00%)	$35,719,479

ADR: American Depositary Receipt

*	Non-Income producing security.

(a)
This security is subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in this security to realize current valuations. This security amounted to $321,750 or 0.90% of the Fund's net assets as of January 31, 2013.

(b)	Aggregate cost for federal income tax purposes is $28,889,418. At January 31, 2013 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

	Unrealized appreciation	$7,391,413
	Unrealized depreciation	(587,349)
	Net unrealized appreciation	$6,804,064

See Notes to Financial Statements

9

DAVIS RESEARCH FUND	Statement of Assets and Liabilities
At January 31, 2013 (Unaudited)

ASSETS:
Investments in securities at value* (see accompanying Schedule of Investments)	$35,693,482
Cash	1,625
Cash - foreign currencies**	2,096
Receivables:
Dividends and interest	60,847
Prepaid expenses	2,606
Total assets	35,760,656
LIABILITIES:
Accrued audit fees	9,420
Accrued custodian fees	3,500
Accrued investment advisory fee	16,896
Accrued registration and filing fees	2,630
Other accrued expenses	8,731
Total liabilities	41,177
NET ASSETS	$35,719,479
NET ASSETS CONSIST OF:
Par value of shares of capital stock	$129,865
Additional paid-in capital	40,925,234
Undistributed net investment income	4,362
Accumulated net realized losses from investments and foreign currency transactions	(12,151,783)
Net unrealized appreciation on investments and foreign currency transactions	6,811,801
Net Assets	$35,719,479

CLASS A SHARES:
Net assets	$35,719,479
Shares outstanding	2,597,302
Net asset value and redemption price per share (Net assets ÷ Shares outstanding)	$13.75
Maximum offering price per share (100/95.25 of $13.75)†	$14.44

*Including:
Cost of Investments	$28,881,528

**Cost of cash - foreign currencies	2,096

†On purchases of $100,000 or more, the offering price is reduced.

See Notes to Financial Statements

10

DAVIS RESEARCH FUND	Statement of Operations
For the six months ended January 31, 2013 (Unaudited)

INVESTMENT INCOME:
Income:
Dividends*		$396,467
Interest		15,769
Total income		412,236

Expenses:
Investment advisory fees (Note 3)	$92,368
Custodian fees	6,689
Transfer agent fees	478
Audit fees	9,420
Legal fees	34
Accounting fees (Note 3)	1,002
Reports to shareholders	1,738
Directors’ fees and expenses	1,823
Registration and filing fees	502
Miscellaneous	3,779
Total expenses		117,833
Expenses paid indirectly (Note 4)		(1)
Net expenses		117,832
Net investment income		294,404

REALIZED & UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain from:
Investment transactions		1,323,842
Foreign currency transactions		179
Net realized gain		1,324,021
Net increase in unrealized appreciation		2,519,445
Net realized and unrealized gain on investments and foreign currency transactions		3,843,466
Net increase in net assets resulting from operations		$4,137,870

*Net of foreign taxes withheld as follows		$4,599

See Notes to Financial Statements

11

DAVIS RESEARCH FUND	Statements of Changes in Net Assets

	Six months ended January 31, 2013 (Unaudited)	Year ended July 31, 2012

OPERATIONS:
Net investment income	$294,404	$435,711
Net realized gain from investments and foreign currency transactions	1,324,021	1,103,362
Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	2,519,445	(630,572)
Net increase in net assets resulting from operations	4,137,870	908,501

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(570,462)	(254,034)

CAPITAL SHARE TRANSACTIONS:
Net increase in net assets resulting from capital share transactions (Note 5)	516,648	200,407
Total increase in net assets	4,084,056	854,874

NET ASSETS:
Beginning of period	31,635,423	30,780,549
End of period*	$35,719,479	$31,635,423

*Including undistributed net investment income of	$4,362	$280,420

See Notes to Financial Statements

12

DAVIS RESEARCH FUND	Notes to Financial Statements
January 31, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a separate series of Davis New York Venture Fund, Inc. (a Maryland corporation). The Fund is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund’s investment objective is long-term growth of capital. The Fund commenced operations on October 31, 2001. Until January 19, 2011, the Fund offered shares in three classes, Class A, Class B, and Class C. The Fund ceased operations of Class B and Class C shares on January 19, 2011. Class A shares are sold with a front-end sales charge. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation - The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Fixed income securities with more than 60 days to maturity are generally valued using evaluated prices or matrix pricing methods determined by an independent pricing service which takes into consideration factors such as yield, maturity, liquidity, ratings, and traded prices in identical or similar securities. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued, but after the close of their respective exchanges will be fair valued using a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Fund’s Pricing Committee and Board of Directors. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the continuing appropriateness of security valuations, the Adviser may compare prior day prices, prices of comparable securities, and sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source. Fair value determinations are subject to review, approval, and ratification by the Fund’s Board of Directors at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Fund’s valuation procedures are reviewed and subject to approval by the Board of Directors. There have been no significant changes to the fair valuation procedures during the period.

Value Measurements - Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if they were to sell the security.

13

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2013 in valuing the Fund’s investments carried at value:

	Investments in Securities at Value
	Valuation Inputs
		Level 2:	Level 3:
		Other Significant	Significant
	Level 1:	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Equity securities:
Consumer discretionary	$3,136,865	$–	$–	$3,136,865
Consumer staples	4,817,399	–	–	4,817,399
Energy	1,468,605	–	–	1,468,605
Financials	7,381,194	–	–	7,381,194
Health care	2,352,935	–	–	2,352,935
Industrials	4,988,969	–	–	4,988,969
Information technology	6,747,863	–	–	6,747,863
Materials	3,480,613	–	–	3,480,613
Telecommunication services	196,039	–	–	196,039
Corporate debt securities	–	429,000	–	429,000
Short-term securities	–	694,000	–	694,000
Total Investments	$34,570,482	$1,123,000	$–	$35,693,482

There were no transfers of investments between Level 1 and Level 2 of the fair value hierarchy during the six months ended January 31, 2013.

Master Repurchase Agreements - The Fund, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. Dollar based upon the mean between the bid and offered quotations of the currencies against U.S. Dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Fund may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. Dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the forward currency contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Fund to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books, and the U.S. Dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Fund includes foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statement of Operations.

14

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser has analyzed the Fund’s tax positions taken on federal and state income tax returns for all open tax years and has concluded that as of January 31, 2013, no provision for income tax is required in the Fund’s financial statements related to these tax positions. The Fund’s federal and state (Arizona and Maryland) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2009.

The Regulated Investment Company Modernization Act of 2010 requires that capital loss carryforwards with no expiration, if any, be utilized before capital loss carryforwards with expiration dates. At July 31, 2012, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards
Pre-Enactment Expiring
07/31/2017	$1,404,000
07/31/2018	11,646,000
07/31/2019	417,000
$13,467,000

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, passive foreign investment company shares, and foreign currency transactions. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Fund. The Fund adjusts certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.

Indemnification - Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, some of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

15

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2013 (Unaudited)

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Directors Fees and Expenses - The Fund set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director’s account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Davis Funds in which the amounts are invested.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding short-term securities) during the six months ended January 31, 2013 were $5,152,054 and $5,118,615, respectively.

NOTE 3 - FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Fund. DSA-NY performs research and portfolio management services for the Fund under a Sub-Advisory Agreement with the Adviser. The Fund pays no fees directly to DSA-NY.

Certain directors and officers of the Fund are also directors and officers of the general partner of the Adviser.

Investment Advisory Fees - Advisory fees are paid monthly to the Adviser. The fixed annual rate is 0.55% of the average net assets.

Transfer Agent and Accounting Fees - Boston Financial Data Services, Inc. is the Fund’s primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee paid to the Adviser for these services during the six months ended January 31, 2013 amounted to $87. State Street Bank and Trust Company (“State Street Bank”) is the Fund’s primary accounting provider. Fees for such services are included in the custodian fees as State Street Bank also serves as the Fund’s custodian. The Adviser is also paid for certain accounting services. The fee paid to the Adviser for these services during the six months ended January 31, 2013 amounted to $1,002.

Distribution Plan Fee - The Fund has adopted a Distribution Plan (“12B-1 Plan”) for Class A shares. Under the 12B-1 Plan, the Fund reimburses Davis Distributors, LLC (“Distributor”), the Fund’s Underwriter, for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers, which remain outstanding during the period. The service fee is paid at an annual rate up to 0.25% of the average net assets maintained by the responsible dealers. There was no service fee for Class A shares of the Fund for the six months ended January 31, 2013.

Sales Charges - Front-end sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment, as applicable.

Class A shares of the Fund are sold at net asset value plus a sales charge and are redeemed at net asset value.

The Distributor received no commissions earned on sales of Class A shares of the Fund for the six months ended January 31, 2013.

16

DAVIS RESEARCH FUND	Notes to Financial Statements – (Continued)
January 31, 2013 (Unaudited)

NOTE 4 - EXPENSES PAID INDIRECTLY

Under an agreement with State Street Bank, custodian fees are reduced for earnings on cash balances maintained at the custodian by the Fund. Such reductions amounted to $1 during the six months ended January 31, 2013.

NOTE 5 - CAPITAL STOCK

At January 31, 2013, there were 3.5 billion shares of capital stock ($0.05 par value per share) authorized for Davis New York Venture Fund, Inc., of which 500 million shares are classified as Davis Research Fund. Transactions in capital stock were as follows:

Class A	Six months ended		Year ended
	January 31, 2013 (Unaudited)		July 31, 2012
	Shares	Amount	Shares	Amount
Shares sold	406	$5,263	556	$6,577
Shares issued in reinvestment of distributions	43,217	569,168	21,944	253,454
	43,623	574,431	22,500	260,031
Shares redeemed	(4,231)	(57,783)	(4,635)	(59,624)
Net increase	39,392	$516,648	17,865	$200,407

NOTE 6 - BANK BORROWINGS

The Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the Overnight Libor Rate, plus 1.25%. The Fund had no borrowings during the six months ended January 31, 2013.

17

DAVIS RESEARCH FUND	Financial Highlights

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A
	Six months ended January 31, 2013	Year ended July 31,
	(Unaudited)	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$12.37	$12.12	$10.55	$9.65	$11.89	$14.99

Income (Loss) from Investment Operations:
Net Investment Income	0.12	0.17	0.13	0.04	0.09	0.02
Net Realized and Unrealized Gains (Losses)	1.48	0.18	1.57	0.89	(2.24)	(2.11)
Total from Investment Operations	1.60	0.35	1.70	0.93	(2.15)	(2.09)

Dividends and Distributions:
Dividends from Net Investment Income	(0.22)	(0.10)	(0.13)	(0.03)	(0.09)	(0.02)
Distributions from Realized Gains	–	–	–	–	–	(0.99)
Total Dividends and Distributions	(0.22)	(0.10)	(0.13)	(0.03)	(0.09)	(1.01)
Net Asset Value, End of Period	$13.75	$12.37	$12.12	$10.55	$9.65	$11.89

Total Returna	13.04%	2.95%	16.16%	9.58%	(17.86) %	(14.93) %

Ratios/Supplemental Data:
Net Assets, End of Period (in thousands)	$35,719	$31,635	$30,781	$26,678	$24,380	$55,865
Ratio of Expenses to Average Net Assets:
Gross	0.70 %b	0.78%	0.82%	0.87%	0.97%	0.89%
Netc	0.70 %b	0.78%	0.82%	0.87%	0.97%	0.89%
Ratio of Net Investment Income to Average Net Assets	1.75 %b	1.43%	1.09%	0.35%	1.14%	0.17%
Portfolio Turnover Rated	16%	28%	30%	55%	29%	29%

a
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

b	Annualized.

c	The Net Ratio of Expenses to Average Net Assets reflects the impact, if any, of the reduction of expenses paid indirectly and of certain reimbursements from the Adviser.

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

See Notes to Financial Statements

18

DAVIS RESEARCH FUND	Privacy Notice and Householding

Privacy Notice

While you generally will be dealing with a broker-dealer or other financial adviser, we may collect information about you from your account application and other forms that you may deliver to us. We use this information to process your requests and transactions; for example, to provide you with additional information about our Funds, to open an account for you, or to process a transaction. In order to service your account and execute your transactions, we may provide your personal information to firms that assist us in servicing your account, such as our transfer agent. We may also provide your name and address to one of our agents for the purpose of mailing to you your account statement and other information about our products and services. We require these outside firms and agents to protect the confidentiality of your information and to use the information only for the purpose for which the disclosure is made. We do not provide customer names and addresses to outside firms, organizations, or individuals except in furtherance of our business relationship with you or as otherwise allowed by law.

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your personal information.

Householding

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, Annual, and Semi-Annual Report to shareholders having the same last name and address on the Fund’s records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense. If you do not want the mailing of these documents to be combined with those to other members of your household, please contact the Davis Funds by phone at 1-800-279-0279. Individual copies of current prospectuses and reports will be sent to you within 30 days after the Fund receives your request to stop householding.

19

DAVIS RESEARCH FUND	Directors and Officers

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Director serves until their retirement, resignation, death, or removal. Subject to exceptions and exemptions, which may be granted by the Independent Directors, Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-four (74).

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Independent Directors

Marc P. Blum (09/09/42)	Director	Director since 1986	Chief Executive Officer, World Total Return Fund, LLLP; of Counsel to Gordon Feinblatt LLC (law firm).	13	Director, Legg Mason Investment Counsel & Trust Company, N.A. (asset management company) and Rodney Trust Company (Delaware).

John S. Gates, Jr. (08/02/53)	Director	Director since 2007	Chairman and Chief Executive Officer of PortaeCo LLC, a private investment company (beginning in 2006); Co-founder of CenterPoint Properties Trust (REIT); Co-chairman and Chief Executive Officer for 22 years (until 2006).	13	Director, DCT Industrial Trust (REIT); Chairman, Regional Transportation Authority of Chicago.

Thomas S. Gayner (12/16/61)	Director/ Chairman	Director since 2004	President and Chief Investment Officer, Markel Corp. (diversified financial holding company).	13	Director, Washington Post Co. (publishing company); Director, Colfax Corp. (engineering and manufacturer of pumps and fluid handling equipment).

Samuel H. Iapalucci (07/19/52)	Director	Director since 2006	Former Executive Vice President and Chief Financial Officer, CH2M-HILL Companies, Ltd. (engineering).	13	Director, Trow Global Holdings Inc. (engineering & consulting).

Robert P. Morgenthau (03/22/57)	Director	Director since 2002	Principal, Spears Abacus Advisors, LLC (investment management firm) since August 2011; former Chairman, NorthRoad Capital Management, LLC (investment management firm).	13	none

Marsha Williams (03/28/51)	Director	Director since 1999	Retired; former Senior Vice President and Chief Financial Officer, Orbitz Worldwide, Inc. (travel-services provider) 2007-2010; former Executive Vice President and Chief Financial Officer, Equity Office Properties Trust (REIT) 2002-2007.	13
Director, Modine Manufacturing, Inc. (heat transfer technology); Director, Chicago Bridge & Iron Co., N.V. (industrial construction and engineering); Director, Fifth Third Bancorp (diversified financial services).

20

DAVIS RESEARCH FUND	Directors and Officers – (Continued)

Name (birthdate)	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director

Inside Directors*

Andrew A. Davis (06/25/63)	Director	Director since 1997	President or Vice President of each Davis Fund and Selected Fund; President, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.	16	Director, Selected Funds (consisting of three portfolios) since 1998.

Christopher C. Davis (07/13/65)	Director	Director since 1997	President or Vice President of each Davis Fund, Selected Fund, and Clipper Fund; Chairman, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC; Employee of Shelby Cullom Davis & Co. (registered broker/dealer).	16	Director, Selected Funds (consisting of three portfolios) since 1998; Director, Washington Post Co. (publishing company).

*   Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly, or both) of the Adviser and are considered to be “interested persons” of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and Christopher C. Davis are brothers.

Officers

Andrew A. Davis (born 06/25/63, Davis Funds officer since 1997). See description in the section on Inside Directors.

Christopher C. Davis (born 07/13/65, Davis Funds officer since 1997). See description in the section on Inside Directors.

Kenneth C. Eich (born 08/14/53, Davis Funds officer since 1997). Executive Vice President and Principal Executive Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Douglas A. Haines (born 03/04/71, Davis Funds officer since 2004). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.

Sharra L. Haynes (born 09/25/66, Davis Funds officer since 1997). Vice President and Chief Compliance Officer of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Thomas D. Tays (born 03/07/57, Davis Funds officer since 1997). Vice President and Secretary of each of the Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of three portfolios), and Clipper Fund, Inc. (consisting of one portfolio); Vice President, Chief Legal Officer, and Secretary, Davis Selected Advisers, L.P., and also serves as an executive officer of certain companies affiliated with the Adviser.

Arthur Don (born 09/24/53, Davis Funds officer since 1991). Assistant Secretary (for clerical purposes only) of each of the Davis Funds and Selected Funds; Shareholder, Greenberg Traurig, LLP (law firm); counsel to the Independent Directors and the Davis Funds.

21

DAVIS RESEARCH FUND

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756

Transfer Agent
Boston Financial Data Services, Inc.
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

Overnight Address:
30 Dan Road
Canton, Massachusetts 02021-2809

Custodian
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Research Fund, including investment advisory fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Fund’s Statement of Additional Information contains additional information about the Fund’s Directors and is available without charge, upon request, by calling 1-800-279-0279.

ITEM 2. CODE OF ETHICS

Not Applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Marsha Williams qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6. SCHEDULE OF INVESTMENTS

Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11. CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. EXHIBITS

(a)(1) Not Applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(a)(3) Not Applicable

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE, INC.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 5, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: April 5, 2013

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer

Date: April 5, 2013